Operating leases	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Operating leases

Note 14 – Operating leases

The Company entered into operating lease agreements for factory buildings, office spaces and employee dormitories including lease agreements with its related party, with various initial term expiration dates through 2030 and various renewal and termination options. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

As of December 31, 2023 and 2022, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of US$6,676,300 and US$7,257,144, respectively, and the corresponding operating lease right-of-use assets of US$6,150,732 and US$5,862,748, respectively.

Also see Note 18 for related party operating lease commitments.

The following components of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Operating lease cost	$2,053,911	$1,948,051	$1,177,689
Short-term lease cost	18,404	35,710	117,118
Total lease cost	$2,072,315	$1,983,761	$1,294,807

Supplemental cash flow information related to operating leases was as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$2,692,699	$1,559,148	$1,414,151
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,801,664	5,394,251	3,387,501

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	December 31,	December 31,
	2023	2022
Operating lease right-of-use assets	$6,119,535	$5,343,608
Operating lease right-of-use assets – related parties	31,197	519,140
Total operating lease right-of-use assets	$6,150,732	$5,862,748

Operating lease liabilities, current	$1,764,259	$1,217,604
Operating lease liabilities – related parties, current	28,849	283,567
Operating lease liabilities, non-current	4,880,844	5,755,973
Operating lease liabilities – related party, non-current	2,348	-
Total operating lease liabilities	$6,676,300	$7,257,144

Weighted average remaining lease term of operating leases	4.90 Years	6.34 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

The Company’s maturity analysis of operating lease liabilities, including operating lease liabilities to related parties, as of December 31, 2023 is as follows:

Operating
Leases
2024	$2,142,561
2025	1,808,714
2026	983,979
2027	720,780
2028	754,036
Thereafter	1,399,884
Total lease payment	7,809,954
Less: imputed interest	(1,133,654)
Present value of operating lease liabilities	6,676,300
Less: current obligation	(1,793,108)
Long-term obligation at December 31, 2023	$4,883,192